Unaudited Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues	$ 71,896	$ 29,408
Operating expenses:
Cost of revenues	(13,193)	(10,383)
Selling and marketing	(39,836)	(2,153)
General and administrative	(2,315)	(5,070)
Research and development	(339)	(336)
Total operating expenses	(55,683)	(17,942)
Income from operations	16,213	11,466
Other (expenses) income:
Interest expense, net	(240)	(169)
Change in fair value of warrant liability	155	18,213
Other income, net	820	123
Total other income	735	18,167
Income before income tax	16,948	29,633
Income tax benefit (expense)	(25)	464
Net income	16,923	30,097
Less: net (loss) income attributable to non-controlling interests	20	(94)
Net income attributable to Glory Star New Media Group Holdings Limited’s shareholders	16,903	30,191
Other comprehensive income (loss)
Unrealized foreign currency translation (loss) gain	1,228	(979)
Comprehensive income	18,151	29,118
Less: comprehensive loss attributable to non-controlling interests	(51)	(102)
Comprehensive income attributable to Glory Star New Media Group Holdings Limited’s shareholders	$ 18,202	$ 29,220
Earnings per ordinary share
Basic (in Dollars per share)	$ 0.27	$ 0.60
Weighted average shares used in calculating earnings per ordinary share
Basic (in Shares)	62,774,488	50,127,122
Earnings per ordinary share
Dilutive (in Dollars per share)	$ 0.27	$ 0.59
Weighted average shares used in calculating earnings per ordinary share
Dilutive (in Shares)	62,774,488	51,452,122